General - Schedule of Discontinued Operations of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 754	$ 1,159
Trade receivables	749	244
Other accounts receivable and prepaid expenses	22	6
Inventories	849	845
Property, plant and equipment, Net	186	266
Total assets of discontinued operations	2,560	2,520
Trade payables	14	54
Accrued expenses and other liabilities	272	211
Total liabilities of discontinued operations	$ 286	$ 265